GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 22 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended December 31,
	2022	2021	2020

	U.S. dollars in thousands
Payroll and related expenses	10,521	11,974	11,159
Share-based payments	3,971	5,732	1,855
Professional services and supply chain	10,787	11,040	9,132
Medical affairs	1,214	1,600	1,052
Office-related expenses	1,434	1,438	1,168
Other	659	581	1,009
	28,586	32,365	25,375